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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

          Simon D. Collier, President and Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                     Date of fiscal year end: September 30

            Date of reporting period: April 1, 2007 - June 30, 2007

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Item 1. Schedule of Investments.

STEEPLEVIEW FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

SHARES                     SECURITY DESCRIPTION                        VALUE
------                     --------------------                     -----------
COMMON STOCK - 100.0%

BASIC INDUSTRIES - 3.2%
           42,050 El Du Pont de Nemours & Co.                       $ 2,137,822
                                                                    -----------
CAPITAL GOODS - 14.1%
           29,900 Foster Wheeler, Ltd. (a)                            3,199,001
           70,550 Honeywell International, Inc.                       3,970,554
           90,600 KBR, Inc. (a)                                       2,376,438
                                                                    -----------
                                                                      9,545,993
                                                                    -----------
CONSUMER CYCLICAL - 4.5%
           51,000 American Standard Cos., Inc.                        3,007,980
                                                                    -----------
CONSUMER STAPLES - 14.6%
           102,600 Archer-Daniels-Midland Co.                         3,395,034
           119,825 Comcast Corp., Class A (a)                         3,369,479
           148,350 Time Warner, Inc.                                  3,121,284
                                                                    -----------
                                                                      9,885,797
                                                                    -----------
ENERGY - 7.0%
           25,450 Chevron Corp.                                       2,143,908
           82,050 Williams Cos., Inc.                                 2,594,421
                                                                    -----------
                                                                      4,738,329
                                                                    -----------
FINANCIAL - 41.3%
           58,900 ACE, Ltd.                                           3,682,428
           60,100 American International Group, Inc.                  4,208,803
           26,200 Capital One Financial Corp.                         2,055,128
           50,100 Citigroup, Inc.                                     2,569,629
           58,900 Fannie Mae                                          3,847,937
           56,350 JPMorgan Chase & Co.                                2,730,158
           34,100 Legg Mason, Inc.                                    3,354,758
           57,900 MGIC Investment Corp.                               3,292,194
           51,700 Washington Mutual, Inc.                             2,204,488
                                                                    -----------
                                                                     27,945,523
                                                                    -----------
TECHNOLOGY - 8.4%
           62,300 Hewlett-Packard Co.                                 2,779,826
           98,850 Microsoft Corp.                                     2,913,109
                                                                    -----------
                                                                      5,692,935
                                                                    -----------
TELECOMMUNICATIONS - 4.0%
           466,800 Level 3 Communications, Inc. (a)                   2,730,780
                                                                    -----------
TRANSPORTATION- 2.9%
           52,300 YRC Worldwide, Inc. (a)                             1,924,640
                                                                    -----------
Total Common Stock (Cost $57,897,271)                                67,609,799
                                                                    -----------

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
PRINCIPAL
---------
SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET DEPOSIT ACCOUNT - 0.6%
$     434,195   Citibank Money Market Deposit Account, 5.02%
                (Cost $ 434,195)                                                    434,195
                                                                                -----------
TOTAL INVESTMENTS - 100.6%
(COST $58,331,467)*                                                             $68,043,994
Other Assets and Liabilities, Net - (0.6)%                                         (440,539)
                                                                                -----------
TOTAL NET ASSETS - 100.0%                                                       $67,603,455
                                                                                ===========

(a)Non-income producing security.

 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                      $10,346,887
Gross Unrealized Depreciation                                         (634,360)
                                                                   -----------
Net Unrealized Appreciation (Depreciation)                         $ 9,712,527
                                                                   ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, President and Principal Executive Officer

Date: 8/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, President and Principal Executive Officer

Date: 8/29/07

By:   /s/ Trudance L.C. Bakke
      --------------------------------
      Trudance L.C. Bakke, Principal Financial Officer

Date: 8/29/07